CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		81 Months Ended	90 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2011	Oct. 31, 2011
Cash flows from operating activities:
Net loss	$ (298,424)	$ (463,770)	$ (1,615,423)	$ (182,521)	$ (2,859,103)	$ (3,157,527)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	503					503
Stock-based compensation	423,042	220,000	234,445		503,113	926,155
Amortization of debt discount		716	9,618		9,618	9,618
Unrealized and realized (gain) loss on derivatives, net	(690,095)	67,056	1,062,247		1,062,247	372,152
Changes in operating assets and liabilities:
Prepaid expenses			(33,784)		(33,784)
Due from third party	(5,907)					(5,907)
Accounts payable	19,713	30,286	(3,320)	(17,685)	(31,218)	(11,505)
Accounts payable - related party	(42,850)	78,207	34,521	175,394	209,915	167,064
Accrued expenses	(2,500)		2,500		2,642	142
Interest accrued on notes payable from related party		1,621	1,621	142	1,621	1,621
Net cash used in operating activities	(581,546)	(65,884)	(307,575)	(24,670)	(1,134,949)	(1,716,495)
Cash flows from investing activities:
Purchase of property and equipment	(8,809)					(8,809)
Acquisition of mining rights	(10,000)		(20,000)		(20,000)	(30,000)
Net cash used in investing activities	(18,809)		(20,000)		(20,000)	(38,809)
Cash flows from financing activities:
Proceeds from related party loans		66,500	71,500	20,930	92,430	92,430
Proceeds from common and preferred stock issued, net of offering costs	396,500		1,586,956		2,393,773	2,790,273
Payments from cancellation of common stock			(63,000)		(63,000)	(63,000)
Net cash provided by financing activities	396,500	66,500	1,595,456	20,930	2,423,203	2,819,703
Net increase (decrease) in cash	(203,855)	616	1,267,881	(3,740)	1,268,254	1,064,399
Cash - beginning of period	1,268,254	373	373	4,113
Cash - end of period	1,064,399	989	1,268,254	373	1,268,254	1,064,399
Cash paid during the period for :
Interest
Income taxes
Noncash investing and financing activities:
Issuance of common stock for convertible notes			182,865		3,660	3,660
Re-class of derivatives related to convertible notes			91,365		91,365	91,365
Common stock cancellation			15,000	250	61,700	61,700
Issuance of common stock for acquisition of mining rights	17,500					17,500
Forgiveness of related party debt
Changes in operating assets and liabilities:
Prepaid expenses	33,784
Noncash investing and financing activities:
Contributed capital		374	374		374	374
Related party note receivable write-off					557,927	557,927
Derivative
Noncash investing and financing activities:
Debt discount due to derivative liabilities		9,618	9,618		9,618	9,618
Issuance of derivative warrant instruments	544,035		1,323,133		1,323,133	1,867,168
Stockholders
Noncash investing and financing activities:
Contributed capital			157,665		157,665	157,665
All Other
Changes in operating assets and liabilities:
Prepaid expenses	$ (18,812)					$ (18,812)